Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of measurement of results for tax purposes

	2022	2021	2020
	US $ in millions
Current tax expenses
Current year	1,360.4	892.8	16.2
Taxes in respect of previous years	(2.6)	(2.0)	0.8
	1,357.8	890.8	17.0

Deferred tax expenses
Origination and reversal of temporary differences	40.5	119.6	(0.4)

Total income taxes in income statements	1,398.3	1,010.4	16.6

Schedule of reconciliation of effective tax rate
	2022	2021	2020
	US $ in millions

Profit for the year	4,629.0	4,649.1	524.2
Income taxes	1,398.3	1,010.4	16.6
Profit excluding income taxes	6,027.3	5,659.5	540.8

Income tax using the domestic corporation tax rate	1,386.3	1,301.7	124.4
Current year losses for which no deferred tax asset was recognized	2.3
Utilization of carried forward tax losses for which no deferred tax assets were recognized		(287.5)	(115.9)
Effect of tax rates in foreign jurisdictions	0.4	1.2	3.9
Non-deductible expenses	7.3	5.9	0.2
Effect of different tax rates on specific gains	3.8	(7.6)	4.1
Effect of share of loss (profits) of associates	0.2	(0.9)	(0.8)
Other	(2.0)	(2.4)	0.7
	1,398.3	1,010.4	16.6

Schedule of recognised deferred tax assets and liabilities
Deferred tax assets and liabilities are attributable to the following:
	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
	US $ in millions
Vessels, containers, handling equipment and other tangible assets (*)			(185.6)	(144.7)	(185.6)	(144.7)
Financial instruments	13.4				13.4
Employee benefits	12.9	17.6			12.9	17.6
Tax losses carry-forwards	6.8	9.0			6.8	9.0
Other items	3.4			(0.4)	3.4	(0.4)

Net deferred tax
assets (liabilities)	36.5	26.6	(185.6)	(145.1)	(149.1)	(118.5)

Net deferred tax assets recognized in the statement of the financial position					2.3	2.1
Net deferred tax liabilities recognized in the statement
of the financial position					(151.4)	(120.6)
					(149.1)	(118.5)

(*)	In accordance with IsraeliIncome Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

Schedule of movement in deferred tax assets and liabilities during the year

	Vessels containers handling equipment and other tangible assets	Financial instruments	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2022	(144.7)		17.6	9.0	(0.4)	(118.5)
Recognized in profit or loss	(40.9)	3.1	(4.3)	(2.2)	3.8	(40.5)
Recognized in other comprehensive income		10.3	(0.4)			9.9
Balance at December 31, 2022	(185.6)	13.4	12.9	6.8	3.4	(149.1)
	Vessels containers handling equipment and other tangible assets	Financial instruments	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance January 1, 2021	(144.5)	13.4	16.9	117.7	(2.4)	1.1
Recognized in profit or loss	(0.2)	(13.4)	0.4	(108.7)	2.5	(119.4)
Recognized in other comprehensive income			0.3		(0.5)	(0.2)
Balance December 31, 2021	(144.7)		17.6	9.0	(0.4)	(118.5)